Summary of significant transaction (Details) € / shares in Units, € in Thousands, $ in Millions								1 Months Ended	12 Months Ended
	Nov. 06, 2019 EUR (€)	Oct. 22, 2019 individual € / shares	Aug. 23, 2019 USD ($)	Aug. 23, 2019 EUR (€)	Jul. 14, 2019 € / shares	Jul. 14, 2019 USD ($) Program item	Jul. 13, 2019	Aug. 31, 2019	Dec. 31, 2019 USD ($) Milestone	Dec. 31, 2019 EUR (€) Milestone € / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Aug. 23, 2019 EUR (€)
Summary of significant transaction
Global research and development collaboration term						10 years
Number of molecules | item						6
Number of preclinical programs | Program						20
Upfront payment received			$ 3,950	€ 3,569,800
Equity investment received			$ 1,100										€ 960,100
Additional equity investment from warrant exercise | €										€ 17,167	€ 7,657	€ 5,288
Cost Share For Global Development Activities									50.00%	50.00%
Number of directors represented as board members | individual		2
Option rights period						10 years
Extension option rights period						3 years
Opt-in payments to be received for each program						$ 150
Average exercise price warrants | € / shares										€ 22.8	€ 13.5	€ 14.4
GLPG 1690 License
Summary of significant transaction
Regulatory milestone fee						325
GLPG 1972 License
Summary of significant transaction
Regulatory milestone fee						550
Additional milestone fee						$ 200
Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level						80.00%
Development and regulatory milestones						$ 640
Sales based milestone payment						600
Number of milestone payments achieved | Milestone									2	2
Proceeds from milestone payments									$ 30
United States | GLPG 1972 License
Summary of significant transaction
Milestone fee on election of option to license						$ 250
France, Germany, Italy, Spain and the United Kingdom | Filgotinib drug license
Summary of significant transaction
Profit sharing ratio						50.00%
Belgium, the Netherlands and Luxembourg | Filgotinib drug license
Summary of significant transaction
Profit sharing ratio						50.00%
Minimum
Summary of significant transaction
Cost Share For Global Development Activities			20.00%										20.00%
Minimum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage						20.00%
Minimum | Outside Europe | GLPG 1690 License
Summary of significant transaction
Tiered royalty Percentage						20.00%
Minimum | Countries outside of Belgium, France, Germany, Italy, Luxembourg, the Netherlands, Spain and the United Kingdom | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage						20.00%		20.00%
Maximum
Summary of significant transaction
Cost Share For Global Development Activities			50.00%										50.00%
Maximum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage						24.00%
Maximum | Outside Europe | GLPG 1690 License
Summary of significant transaction
Tiered royalty Percentage						24.00%
Maximum | Countries outside of Belgium, France, Germany, Italy, Luxembourg, the Netherlands, Spain and the United Kingdom | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage						30.00%		30.00%
Gilead
Summary of significant transaction
Share price | € / shares					€ 140.59
Premium						20.00%
Volume of days						30 days
Percentage of stake	25.10%					22.04%	12.30%		25.84%	25.84%
Restricting Gilead's ability to seek to acquire		10 years
Maximum share holding percentage		29.90%
Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level						20.00%
Gilead | France, Germany, Italy, Spain and the United Kingdom | Filgotinib drug license
Summary of significant transaction
Profit sharing ratio						50.00%
Gilead | Belgium, the Netherlands and Luxembourg | Filgotinib drug license
Summary of significant transaction
Profit sharing ratio						50.00%
Gilead | Minimum
Summary of significant transaction
EGM Conducted period		57 months
Gilead | Maximum
Summary of significant transaction
Percentage of stake		29.90%
EGM Conducted period		59 months
Warrant A | Gilead
Summary of significant transaction
Additional equity investment from warrant exercise | €	€ 368,000
Warrant B
Summary of significant transaction
Multiplier used to calculate exercise price per share		120.00%
Initial term of the warrant		5 years
Average exercise price warrants | € / shares		€ 140.59
Volume of days		30 days